Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Class A ordinary shares [Member] USD ($)	Class A ordinary shares [Member] CNY	Class B ordinary shares [Member] USD ($)	Class B ordinary shares [Member] CNY	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated (deficit)/Retained earnings [Member] USD ($)	Accumulated (deficit)/Retained earnings [Member] CNY	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY	Noncontrolling interests [Member] CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011		20,001		22,053				1,830,882		24,647		(555,831)		(34,969)			1,306,783
Balance, number of shares at Dec. 31, 2011		306,101,077		317,325,360
Share-based compensation								6,759									6,759
Issuance of ordinary shares upon settlement of share-based awards		723						(123)									600
Issuance of ordinary shares upon settlement of share-based awards, number of shares		11,456,632
Repurchase of ordinary shares						(52,466)											(52,466)
Repurchase of ordinary shares, number of shares						(18,189,560)
Cancellation of repurchased ordinary shares		(1,149)				52,354		(51,921)									(716)
Cancellation of repurchased ordinary shares, number of shares		(18,148,760)				18,148,760
Appropriation to statutory reserves										7,338		(7,338)
Foreign currency translation adjustment														(1,979)			(1,979)
Net income												107,359					107,359
Balance at Dec. 31, 2012		19,575		22,053		(112)		1,785,597		31,985		(455,810)		(36,948)			1,366,340
Balance, number of shares at Dec. 31, 2012		299,408,949		317,325,360		(40,800)
Share-based compensation								16,723									16,723
Issuance of ordinary shares upon settlement of share-based awards		291						228									519
Issuance of ordinary shares upon settlement of share-based awards, number of shares		4,707,400
Repurchase of ordinary shares						(72,611)											(72,611)
Repurchase of ordinary shares, number of shares						(20,196,592)
Cancellation of repurchased ordinary shares		(1,256)				72,723		(72,247)									(780)
Cancellation of repurchased ordinary shares, number of shares		(20,237,392)				20,237,392
Cancellation of restricted shares		(80)						80
Cancellation of restricted shares, number of shares		(1,300,000)
Appropriation to statutory reserves										18,345		(18,345)
Foreign currency translation adjustment														(23,179)			(23,179)
Capital contribution received from noncontrolling shareholders								4,612							5,388		10,000
Net income												279,554			(1,531)		278,023
Balance at Dec. 31, 2013		18,530		22,053				1,734,993		50,330		(194,601)		(60,127)	3,857		1,575,035
Balance, number of shares at Dec. 31, 2013		282,578,957		317,325,360
Share-based compensation								53,181									53,181
Issuance of ordinary shares upon settlement of share-based awards		426						9,217									9,643
Issuance of ordinary shares upon settlement of share-based awards, number of shares		6,928,776
Repurchase of ordinary shares						(241,344)											(241,344)
Repurchase of ordinary shares, number of shares						(32,168,584)
Cancellation of repurchased ordinary shares		(1,854)				227,965		(227,267)									(1,156)
Cancellation of repurchased ordinary shares, number of shares		(30,128,928)				30,128,928
Cancellation of restricted shares		(10)						10
Cancellation of restricted shares, number of shares		(168,752)
Appropriation to statutory reserves										15,638		(15,638)
Fair value changes of available-for-sale investment														40,283		6,492	40,283
Foreign currency translation adjustment														4,503		726	4,503
Issuance of ordinary shares for investment		186						17,093									17,279
Issuance of ordinary shares for investment, number of shares		3,034,245
Disposition of certain investment in a subsidiary															(2,885)		(2,885)
Net income												263,091			(972)	42,245	262,119
Balance at Dec. 31, 2014	$ 2,785	17,278	$ 3,554	22,053	$ (2,156)	(13,379)	$ 255,815	1,587,227	$ 10,632	65,968	$ 8,518	52,852	$ (2,473)	(15,341)		$ 276,675	1,716,658
Balance, number of shares at Dec. 31, 2014	262,244,298		317,325,360		(2,039,656)